Expense Example - Multi-Manager Value Strategies Fund	Oct. 01, 2020 USD ($)
Class Inst
Expense Example:
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	241
Expense Example, with Redemption, 5 Years	420
Expense Example, with Redemption, 10 Years	940
Class Inst3
Expense Example:
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	209
Expense Example, with Redemption, 5 Years	366
Expense Example, with Redemption, 10 Years	$ 821